Credit Risk - Measurement uncertainty, narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2021 GBP (£) economic_scenario	Dec. 31, 2020 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios to calculate ECL	5
Management adjustments to impairment allowances | £	£ 1,871	£ 1,388
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios to calculate ECL	5
Number of economic variables to calculate ECL	8
Stress horizon period, ECL	5 years
Term at which scenario converges to steady state	8 years
Calculation period for ECL estimates	3 years
Credit risk | Downside Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios to calculate ECL	2
Credit risk | Upside Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios to calculate ECL	2
Baseline | UK | Later than three months and not later than six months | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	6.00%
Downside 2 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	9.80%
Downside 2 | UK | Later than one month and not later than three months | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	10.00%
Downside 2 | USA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	12.00%
Downside 2 | USA | Later than one month and not later than three months | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	12.00%
Upside 2 | UK | Later than one year [member] | Unemployment | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	5.00%
Upside 2 | USA | Later than one year [member] | Unemployment | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	4.00%